Other Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities

11. Other Liabilities
11.A Composition of Other Liabilities

As at December 31,	2025	2024
Accounts payable	$2,140	$2,559
Bank overdrafts and cash pooling	86	175
Repurchase agreements (Note 5)	2,861	2,840
Accrued expenses and taxes	5,149	4,904
Credit facilities(1)	1,748	2,126
Borrowed funds(2)	386	361
Accrued post-retirement benefit liability (Note 24)	334	351
Secured borrowings from mortgage securitization (Note 5)	1,431	1,854
Lease liabilities	924	946
Other financial liabilities (Note 5)(3)	2,244	2,265
Obligations for securities borrowing	267	239
Collateralized loan obligations (Note 5)	5,846	5,028
Deferred payments liability	127	197
Other(1)	2,362	2,447
Total other liabilities	$25,905	$26,292

(1)    Interest expense on credit facilities and other borrowings was $96 in 2025 (2024 — $148).
(2)    The change in Borrowed funds relates to net cash flow changes of $28 in 2025 (2024 — $23) and foreign exchange rate movements of $(3) in 2025 (2024 — $5).
(3)    Comprises of financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense on financial liabilities related to acquisitions was $69 in 2025 (2024 — $87).

Other financial liabilities include obligations to purchase outstanding shares of certain SLC Management subsidiaries. These amounts are initially measured at fair value. For obligations to purchase remaining outstanding shares, the price is based on the expected average EBITDA for respective subsidiaries using multiples in accordance with contractual terms. During the year, these amounts were revised to reflect the change in expected cash flows, resulting in an increase (decrease) in our liability of $20 (2024 — $(331)). This amount was recognized in Operating expenses and commissions in the Consolidated Statements of Operations. Other financial liabilities are expected to increase by a minimum of approximately $150, subject to the outcome of ongoing discussions with minority shareholders on certain adjustments to the EBITDA calculation. Any changes or agreed modification to cashflows will be recorded in the Consolidated Statements of Operations in subsequent reporting periods.
11.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2025	2024
Encumbrances on real estate	CAD	Current — 2032	$318	$294
Encumbrances on real estate	USD	2028	68	67
Total borrowed funds			$386	$361

Interest expense on the borrowed funds was $11 in 2025 (2024 — $13). The aggregate maturities of borrowed funds are included in Note 6.